Document and Entity Information Document	Mar. 26, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 26, 2020
Entity Registrant Name	CROCS, INC.
Entity Central Index Key	0001334036
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	0-51754
Entity Tax Identification Number	20-2164234
Entity Address, Address Line One	7477 East Dry Creek Parkway
Entity Address, City or Town	Niwot,
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80503
City Area Code	303
Local Phone Number	848-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CROX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false